Share-Based Payment Arrangements - Additional Information (Detail)		12 Months Ended
	Dec. 31, 2021 shares $ / shares	Dec. 31, 2021 shares $ / shares	Dec. 31, 2020 shares $ / shares	Dec. 31, 2019 $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share Based Compensation Arrangement By Share Based Payment Award Award Vesting Rights Percentage	25.00%
Share Based Compensation Arrangement By Share Based Payment Award Award Vesting Period	4 years
Restricted stock units granted to employees		9,630,000
2021 GHL Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stockholders' equity note, stock split, exchange ratio		1.3032888
Restricted Share Units [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Restricted ordinary shares awards issued but not paid		24,900,000
Restricted Share Units [Member] | 2021 GHL Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Conversion of Reverse Recapitalisation of restricted ordinary shares	64,646,000	64,646,000	66,457,000
Fair Value And Exercise Price Of Share Options [Member] | GHL [Member] | GHI Ordinary Shares [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Conversion Ratio Common Stock		1.3032888
Reverse Recapitalisation [Member] | GHL [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average share price of options granted , fair value | $ / shares		$ 9.88
Number of RSUs granted after the date of consummation of Reverse Recapitalization		0
Restricted Stock Units (RSUs) [Member] | GHL [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Price Per Ordinary Share	10	10
Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of outstanding share options | $ / shares	$ 0.28	$ 0.28	$ 0.28	$ 0.28
Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of outstanding share options | $ / shares	$ 4.03	$ 4.03	$ 6.07	$ 3.70
GHI Share [Member] | GHL [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Conversion Ratio Common Stock		1.3032888
GHI Share [Member] | Restricted Share Units [Member] | GHL [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Conversion of Reverse Recapitalisation of restricted ordinary shares	32,452,000	32,452,000
Conversion Ratio Common Stock		1.3032888
GHI Share [Member] | Reverse Recapitalisation [Member] | GHL [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Conversion Ratio Common Stock			1.3032888	1.3032888
Number of RSUs granted after the date of consummation of Reverse Recapitalization		0
GHI Share [Member] | Restricted Stock Units (RSUs) [Member] | GHL [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Conversion Ratio Common Stock		1.3032888